LONG-TERM OBLIGATIONS	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
LONG-TERM OBLIGATIONS
LONG-TERM OBLIGATIONS

Long-term debt is summarized as follows (in millions):

	December 31,
	2011	2010
10-7/8% Senior Notes due June 1, 2016	$295.5	$294.4
4% Convertible Senior Subordinated Notes due June 1, 2015	137.3	129.2
7-3/8% Senior Subordinated Notes due January 15, 2014	—	297.2
8% Senior Subordinated Notes due November 15, 2017	800.0	800.0
2011 Credit Agreement – term debt	710.8	—
Demag Cranes AG Credit Agreement	173.7	—
Notes payable	5.4	14.1
Capital lease obligations	2.1	3.4
Other	175.6	148.0
Total debt	2,300.4	1,686.3
Less: Notes payable and current portion of long-term debt	(77.0)	(346.8)
Long-term debt, less current portion	$2,223.4	$1,339.5

2011 Credit Agreement

The Company entered into an amended and restated credit agreement (the “2011 Credit Agreement”) on August 5, 2011, with the lenders party thereto and Credit Suisse AG, as administrative agent and collateral agent. The 2011 Credit Agreement replaced the Company’s credit agreement dated as of July 14, 2006 (“2006 Credit Agreement”), as amended. The 2006 Credit Agreement was terminated as of August 11, 2011.

The 2011 Credit Agreement provided the Company with a $460.1 million term loan and a €200.0 million term loan. The proceeds of the term loans were used, along with other cash, to pay for the shares of Demag Cranes AG and related fees and expenses. The term loans are scheduled to mature on April 28, 2017, subject to earlier maturity on March 1, 2016 if the Company’s existing senior notes have not been satisfied in full prior to that time.

In addition, the 2011 Credit Agreement provides the Company with a revolving line of credit of up to $500 million. The revolving line of credit consists of $250 million of available domestic revolving loans and $250 million of available multicurrency revolving loans. The revolving lines of credit are scheduled to mature on April 29, 2016, subject to earlier maturity on March 1, 2016 if the Company’s existing senior notes have not been satisfied in full prior to that time.

The 2011 Credit Agreement has incremental commitments of up to $250 million remaining, which may be extended at the option of the lenders and can be in the form of revolving credit commitments, term loan commitments, or a combination of both, provided that no more than $100 million of the incremental amount may be used for incremental term loan commitments.

The 2011 Credit Agreement requires the Company to comply with a number of covenants. These covenants require the Company to meet certain financial tests.

•The minimum required levels of the interest coverage ratio, as defined in the 2011 Credit Agreement, are set forth below:

Period	Ratio
October 1, 2011 through and including December 31, 2011	1.60	to	1.00
January 1, 2012 through and including March 31, 2012	2.00	to	1.00
Thereafter	2.50	to	1.00

•The maximum permitted levels of the senior secured leverage ratio, as defined in the 2011 Credit Agreement, are set forth below:

Period	Ratio
October 1, 2011 through and including December 31, 2011	3.50	to	1.00
January 1, 2012 through and including March 31, 2012	3.00	to	1.00
April 1, 2012 through and including June 30, 2012	2.50	to	1.00
Thereafter	2.25	to	1.00

The covenants also limit, in certain circumstances, the Company’s ability to take a variety of actions, including: incur indebtedness; create or maintain liens on its property or assets; make investments, loans and advances; repurchase shares of its Common Stock; engage in acquisitions, mergers, consolidations and asset sales; redeem debt; and pay dividends and distributions. The 2011 Credit Agreement also contains customary events of default. The Company’s future compliance with its financial covenants under the 2011 Credit Agreement will depend on its ability to generate earnings and manage its assets effectively. The 2011 Credit Agreement also has various non-financial covenants, both requiring the Company to refrain from taking certain future actions (as described above) and requiring the Company to take certain actions, such as keeping in good standing its corporate existence, maintaining insurance, and providing its bank lending group with financial information on a timely basis.

As of December 31, 2011, the Company had $710.8 million in U.S. dollar and Euro denominated term loans outstanding under the 2011 Credit Agreement. The Company had no term loans outstanding as of December 31, 2010. The Company had no revolving credit amounts outstanding as of December 31, 2011 and 2010.

The 2011 Credit Agreement incorporates facilities for issuance of letters of credit up to $250 million.  Letters of credit issued under the 2011 Credit Agreement letter of credit facility decrease availability under the $500 million revolving line of credit.  As of December 31, 2011, the Company had letters of credit issued under the 2011 Credit Agreement that totaled $61.8 million.  The 2011 Credit Agreement also permits the Company to have additional letter of credit facilities up to $100 million, and letters of credit issued under such additional facilities do not decrease availability under the revolving line of credit.  As of December 31, 2011, the Company had letters of credit issued under the additional letter of credit facilities of the 2011 Credit Agreement that totaled $1.0 million.  As of December 31, 2010, the Company had letters of credit issued under the 2006 Credit Agreement that totaled $46.6 million. As of December 31, 2010, the Company had letters of credit issued under the additional letter of credit facilities of the 2006 Credit Agreement that totaled $9.2 million.

The Company also has bilateral arrangements to issue letters of credit with various other financial institutions.  These additional letters of credit do not reduce the Company’s availability under the 2011 Credit Agreement.  The Company had letters of credit issued under these additional arrangements of $114.6 million and $132.9 million as of December 31, 2011 and 2010, respectively.

The Company and certain of its subsidiaries agreed to take certain actions to secure borrowings under the 2011 Credit Agreement.  As a result, the Company and certain of its subsidiaries entered into a Guarantee and Collateral Agreement with Credit Suisse, as collateral agent for the lenders, granting security to the lenders for amounts borrowed under the 2011 Credit Agreement.  The Company is required to (a) pledge as collateral the capital stock of the Company’s material domestic subsidiaries and 65% of the capital stock of certain of the Company’s material foreign subsidiaries, and (b) provide a first priority security interest in, and mortgages on, substantially all of the Company’s domestic assets.

Demag Cranes AG Credit Agreement

Demag Cranes AG has a bank credit agreement (the “Demag Cranes AG Credit Agreement”) which matures on November 18, 2015 to provide liquidity for Demag Cranes AG’s operations. The Demag Cranes AG Credit Agreement provides multicurrency revolving lines of credit of €200.0 million, which can be used for loans or letters of credit to a sub-limit of €40.0 million. Demag Cranes AG and its material subsidiaries are jointly and severally liable under this facility. Demag Cranes AG is required to comply with two financial covenants: (i) maintain consolidated net debt to consolidated operating earnings before interest, income taxes, depreciation and amortization (“EBITDA”) as defined in the agreement, less than 2.75 times and (ii) maintain consolidated operating EBITDA to consolidated net interest payable greater than 4.0 times. In addition to customary covenants and a restriction on payment of dividends, the Demag Cranes AG Credit Agreement contains certain restrictions on transactions with the Company and its subsidiaries. In particular, Demag Cranes AG is to refrain from giving guarantees, indemnities or collateral in favor of the Company and its subsidiaries, granting loans to and entering into cash-pooling arrangements with the Company and its subsidiaries, and from taking shareholdings in or entering into reorganization transactions involving the Company and its subsidiaries. Also restricted are purchases and sales of any assets from or to the Company and its subsidiaries except at arm’s length in the ordinary course of business. No joint ventures may be entered into with the Company and its subsidiaries. Other contracts and transaction in general with the Company and its subsidiaries are only permitted at arm’s length in the ordinary course of business. Upon effectiveness of the DPLA, the lenders under the Demag Cranes AG Credit Agreement have the option to terminate the Demag Cranes AG Credit Agreement. As of December 31, 2011, there was $173.7 million outstanding in loans under this facility at an interest rate of 3.14%. Letters of credit issued under this facility at December 31, 2011 were $26.3 million. Undrawn availability under the Demag Cranes credit agreement was $57.9 million at December 31, 2011.

The Demag Cranes AG Credit Agreement also has a €150.0 million multicurrency letter of guarantee facility that does not reduce availability under the revolving lines of credit. The amounts drawn on these lines as of December 31, 2011 were $32.6 million. Demag Cranes AG and its subsidiaries have bilateral arrangements to issue letters of guarantee with various other financial institutions. These additional letters of credit do not reduce Demag Cranes AG’s availability under the Demag Cranes AG Credit Agreement.  Demag Cranes AG had letters of credit issued under these additional arrangements of $53.0 million as of December 31, 2011.

In total, as of December 31, 2011 and 2010, the Company had letters of credit outstanding of $289.3 million and $188.8 million, respectively.

10-7/8% Senior Notes

On June 3, 2009, the Company sold and issued $300 million aggregate principal amount of Senior Notes Due 2016 (“10-7/8% Notes”) at 97.633%.  The Company used a portion of the approximately $293 million proceeds from the offering of the 10-7/8% Notes, together with a portion of the proceeds from the 4% Convertible Notes discussed below, to prepay a portion of its term loans under the 2006 Credit Agreement and to pay off the outstanding balance under the revolving credit component of the 2006 Credit Agreement.  The 10-7/8% Notes are redeemable by the Company beginning in June 2013 at an initial redemption price of 105.438% of principal amount. As a result of the Company’s redemption of the 7-3/8% Senior Subordinated Notes due 2014 (“7-3/8% Notes”), as of February 7, 2011, the 10-7/8% Notes are jointly and severally guaranteed by certain of the Company’s domestic subsidiaries (see Note S – “Consolidating Financial Statements”).

The Company’s consolidated cash flow coverage ratio as defined in the indentures for its 10-7/8% Notes and 8% Senior Subordinated Notes Due 2017 (“8% Notes”) changed from less than 2.0 to 1.0 as of September 30, 2011 to greater than 2.0 to 1.0 as of December 31, 2011. As a result, the Company is subject to fewer restrictions under its indentures on the amount of indebtedness that it can incur.

4% Convertible Senior Subordinated Notes

On June 3, 2009, the Company sold and issued $172.5 million aggregate principal amount of 4% Convertible Notes.  In certain circumstances and during certain periods, the 4% Convertible Notes will be convertible at an initial conversion rate of 61.5385 shares of Common Stock per $1,000 principal amount of convertible notes, equivalent to an initial conversion price of approximately $16.25 per share of Common Stock, subject to adjustment in some events.  Upon conversion, Terex will deliver cash up to the aggregate principal amount of the 4% Convertible Notes to be converted and shares of Common Stock with respect to the remainder, if any, of Terex’s convertible obligation in excess of the aggregate principal amount of the 4% Convertible Notes being converted. As a result of the Company’s redemption of the 7-3/8% Notes, as of February 7, 2011, the 4% Convertible Notes are jointly and severally guaranteed by certain of the Company’s domestic subsidiaries (see Note S – “Consolidating Financial Statements”).

The Company, as issuer of the 4% Convertible Notes, must separately account for the liability and equity components of the 4% Convertible Notes in a manner that reflects the Company’s nonconvertible debt borrowing rate at the date of issuance when interest cost is recognized in subsequent periods.  The Company allocated $54.3 million of the $172.5 million principal amount of the 4% Convertible Notes to the equity component, which represents a discount to the debt and will be amortized into interest expense using the effective interest method through June 2015.  The Company recorded a related deferred tax liability of $19.4 million on the equity component.  The balance of the 4% Convertible Notes was $137.3 million at December 31, 2011.  The Company recognized interest expense of $14.9 million on the 4% Convertible Notes for the year ended December 31, 2011.  The interest expense recognized for the 4% Convertible Notes will increase as the discount is amortized using the effective interest method, which accretes the debt balance over its term to $172.5 million at maturity.  Interest expense on the 4% Convertible Notes throughout its term includes 4% annually of cash interest on the maturity balance of $172.5 million plus non-cash interest expense accreted to the debt balance as described.

8% Senior Subordinated Notes

On November 13, 2007, the Company sold and issued $800 million aggregate principal amount of 8% Notes. The 8% Notes are redeemable by the Company beginning in November 2012 at an initial redemption price of 104.000% of principal amount. As a result of the Company’s redemption of the 7-3/8% Notes, as of February 7, 2011, the 8% Notes are jointly and severally guaranteed by certain of the Company’s domestic subsidiaries (see Note S – “Consolidating Financial Statements”).

7-3/8% Senior Subordinated Notes

On November 25, 2003, the Company sold and issued $300 million aggregate principal amount of 7-3/8% Notes discounted to yield 7-1/2%.  The 7-3/8% Notes were jointly and severally guaranteed by certain domestic subsidiaries of the Company (see Note S – “Consolidating Financial Statements”).  The 7-3/8% Notes were redeemable by the Company beginning in January 2009 at an initial redemption price of 103.688% of principal amount. On January 18, 2011, the Company exercised its early redemption option and repaid the outstanding $297.6 million principal amount of its 7-3/8% Notes. The total cash paid to redeem the 7-3/8% Notes was $312.3 million that included a call premium of 1.229% as set forth in the indenture for the 7-3/8% Notes, totaling $3.6 million plus accrued and unpaid interest of $36.875 per $1,000 principal amount at the redemption date.

The $7.7 million in the Consolidated Statement of Income for the year ended December 31, 2011 includes (a) cash payments of $3.6 million for call premiums associated with the repayment of $297.6 million of outstanding debt and (b) $4.1 million of non-cash charges for accelerated amortization of debt acquisition costs related to the redemption of the 7-3/8% notes and termination of the 2006 Credit Agreement, original issue discount and loss on a terminated swap associated with the outstanding debt, which all flow into the calculation of Net income. In preparing the Consolidated Statement of Cash Flows, the non-cash item (b) was added to Net income to reflect cash flow appropriately.

Schedule of Debt Maturities

Scheduled annual maturities of the principal portion of long-term debt outstanding at December 31, 2011 in the successive five-year period are summarized below. Amounts shown are exclusive of minimum lease payments for capital lease obligations disclosed in Note N – “Lease Commitments” (in millions):

2012	$76.0
2013	45.2
2014	44.8
2015	318.6
2016	304.5
Thereafter	1,509.1
Total	$2,298.2

As noted in Note K – “Derivative Financial Instruments” $33.4 million is recorded in Long-term debt, less current portion due to the fair value adjustment increasing the carrying value of debt as a result of accounting for fair value hedges for the fixed interest rate to floating interest rate swaps on the 7-3/8% and 8% Notes.

Based on indicative price quotations from financial institutions multiplied by the amount recorded on the Company’s Consolidated Balance Sheet (“Book Value”), the Company estimates the fair values (“FV”) of its debt set forth below as of December 31, 2011, as follows (in millions, except for quotes):

2011	Book Value	Quote	FV
8% Notes	$800.0	$0.96500	$772
4% Convertible Notes (net of discount)	$137.3	$1.11000	$152
10-7/8% Notes	$295.5	$1.10500	$327
2011 Credit Agreement Term Loan (net of discount) – USD	$454.7	$1.00250	$456
2011 Credit Agreement Term Loan (net of discount) – EUR	$256.1	$0.99000	$254

2010	Book Value	Quote	FV
7-3/8% Notes	$297.2	$1.01250	$301
8% Notes	$800.0	$1.01000	$808
4% Convertible Notes (net of discount)	$129.2	$2.04063	$264
10-7/8% Notes	$294.4	$1.16000	$342

The Company believes that the carrying value of its other borrowings approximates fair market value based on discounted future cash flows using rates currently available for debt of similar terms and remaining maturities.

The Company paid $134.4 million, $136.7 million and $116.9 million of interest in 2011, 2010 and 2009, respectively.